ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Sep. 30, 2025
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	HKD	HKD	USD
	(Audited)
Accounts receivable – third parties	$2,546,327	$2,390,539	$306,479
Less: allowance for expected credit losses	(682,489)	(836,224)	(107,208)

Accounts receivable, net	$1,863,838	$1,554,315	$199,271

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The following table presents the activities in the allowance for expected credit losses for the six months ended September 30, 2024 and 2025.

	2024	2025	2025
	HKD	HKD	USD

Balance at April 1,	$1,080,870	$682,489	$87,499

Additional allowance for expected credit losses	218,938	150,334	19,273
Foreign translation adjustment	2,715	3,401	436

Balance at September 30,	$1,302,523	$836,224	$107,208